AmericaFirst Quantitative Funds

AmericaFirst Tactical Alpha Fund

Incorporated herein by reference is the definitive version of the prospectus for the AmericaFirst Quantitative Funds filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 10, 2019 (SEC Accession No. 0001162044-19-000302).